Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
TOUCHSTONE MONEY MARKET FUND SUMMARY
The Fund's Investment Goal
The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal.  The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Money Market Fund (USD $)	Class A	Class S
Wire Redemption Fee	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Money Market Fund		Class A		Class S
Management Fees		0.44%		0.44%
Distribution (12b-1) Fees		0.25%	[1]	0.35%	[2]
Other Expenses		0.45%		0.41%
Total Annual Fund Operating Expenses		1.14%		1.20%
Fee Waiver and/or Expense Reimbursement	[3][4]	0.29%		0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%		0.90%
[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	The Fund is authorized under its 12b-1 plan for Class S shares to pay an annual fee of up to 1.00% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class S shares to a maximum of 0.35% per annum of the average daily net assets of Class S shares.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 0.90% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[4]	The fee waivers do not correlate to "Ratio of net expenses to average net assets" shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.44% and 0.42% for Class A shares and Class S shares, respectively.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Money Market Fund (USD $)	Class A	Class S
Expense Example, With Redemption, 1 Year	87	92
Expense Example, With Redemption, 3 Years	333	351
Expense Example, With Redemption, 5 Years	600	631
Expense Example, With Redemption, 10 Years	1,360	1,428

The Fund's Principal Investment Strategies
The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

o     U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

o     Short-term corporate debt securities

o     Short-term municipal securities

o     Variable and floating rate securities

o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets."  "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of $1.00 per share.
The Key Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Market Risk:  Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.  This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.  A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Rating Agency Risk:  Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.  The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Money Market Fund -- Class A Total Returns as of December 31

Best Quarter: 3rd Quarter 2007 +1.17% Worst Quarter: 4th Quarter 2009 0.00%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Shares	0.01%	1.63%	1.86%
Class S	Class S Shares	0.01%	1.47%		1.64%	Feb. 03, 2003